PROSPECTUS

July 29, 2011

as revised March 6, 2012

Global Equity ETFs

WisdomTree Trust

WisdomTree Global Equity ETFs*

WisdomTree DEFA Fund (DWM)	WisdomTree Australia Dividend Fund (AUSE) (Formerly, WisdomTree Pacific ex-Japan Equity Income Fund (DNH))
WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree International Hedged Equity Fund (HEDJ)	WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree International Dividend ex-Financials Fund (DOO)	WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree International LargeCap Dividend Fund (DOL)	WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International MidCap Dividend Fund (DIM)	WisdomTree India Earnings Fund (EPI)

WisdomTree International SmallCap Dividend Fund (DLS)	WisdomTree Commodity Country Equity Fund (CCXE) (Formerly, WisdomTree International Basic Materials Sector Fund (DBN))
WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Global Equity Income Fund (DEW)	WisdomTree Global Natural Resources Fund (GNAT) (Formerly, WisdomTree International Energy Sector Fund (DKA))
WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan SmallCap Dividend Fund (DFJ) WisdomTree Global ex-U.S. Growth Fund (DNL) (Formerly, WisdomTree World ex-U.S. Growth Fund (DNL))	WisdomTree Global ex-U.S. Utilities Fund (DBU) (Formerly, WisdomTree International Utilities Sector Fund (DBU))

WisdomTree Asia Pacific ex-Japan Fund (AXJL) (Formerly, WisdomTree Pacific ex-Japan Total Dividend Fund (DND))	WisdomTree Global ex-U.S. Real Estate Fund (DRW) (Formerly, WisdomTree International Real Estate Fund (DRW))

* Principal U.S. Listing Exchange: NYSE Arca, Inc. (except GULF is listed on NASDAQ).

THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WisdomTree Trust

INVESTMENT PRODUCTS: ■ ARE NOT FDIC INSURED ■ MAY LOSE VALUE ■ ARE NOT BANK GUARANTEED

WisdomTree Trust Prospectus	1

WisdomTree DEFA Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia (the “WisdomTree DEFA Index”).

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses*	0.48%
*	Expense information in the table has been restated to reflect current fees.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree DEFA Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States, that pay regular cash dividends. Eligibility requirements for the WisdomTree DEFA Index include: (i) Incorporation in one of 16 developed European countries, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) Payment of at least $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least $100 million on the International Screening Point; (iv) Average daily dollar volume of at least $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index was established with a base value of 300 on May 31, 2006 and is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

2	WisdomTree Trust Prospectus

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

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Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

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Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

WisdomTree Trust Prospectus	3

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree DEFA Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was 7.67%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.41%	2Q/2009
Lowest Return	(19.97)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree DEFA Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	4.23%	2.05%
Return After Taxes on Distributions	2.95%	0.89%
Return After Taxes on Distributions and Sale of Fund Shares	2.67%	1.04%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	1.65%
WisdomTree DEFA Index (reflects no deduction for fees, expenses or taxes)	4.31%	2.62%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

4	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	5

WisdomTree DEFA Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree DEFA Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA Equity Income Index is a fundamentally weighted Index that measures the performance of companies with high dividend yields selected from the WisdomTree DEFA Index (WisdomTree’s most inclusive developed world international index). At the Index measurement date, companies within the WisdomTree DEFA Index with market capitalizations of at least $200 million and average daily trading volumes of at least $200,000 for the prior three months are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the WisdomTree DEFA Equity Income Index. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

6	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

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Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things, economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.

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Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

WisdomTree Trust Prospectus	7

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree DEFA Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was 10.18%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	24.97%	2Q/2009
Lowest Return	(23.28)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree DEFA Equity Income Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(2.07)%	0.22%
Return After Taxes on Distributions	(3.62)%	(1.34)%
Return After Taxes on Distributions and Sale of Fund Shares	(1.43)%	(0.74)%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	3.25%	0.22%
WisdomTree DEFA Equity Income Index (reflects no deduction for fees, expenses or taxes)	(1.54)%	1.18%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

8	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	9

WisdomTree International Hedged Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree DEFA International Hedged Equity Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.17%
Total Annual Fund Operating Expenses	1.65%
Expense Reimbursements	1.07%
Total Annual Fund Operating Expenses After Expense Reimbursement*	0.58%
*	WisdomTree Asset Management, Inc. has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.58% of the Fund’s average daily net assets through July 31, 2012. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time, or (ii) the Adviser, upon 90 days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$416	$796	$1,865

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management”– or indexing – investment approach designed to track the performance of the WisdomTree DEFA International Hedged Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree DEFA International Hedged Equity Index is a dividend weighted index designed to provide exposure to developed world, non-U.S. equity securities while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the Index. Constituent stocks are of companies within the WisdomTree DEFA Index. Eligibility requirements for the WisdomTree DEFA Index include: (i) Incorporation in one of 16 developed European countries, Japan, Australia, New Zealand, Hong Kong or Singapore; (ii) Payment of at least $5 million in cash dividends on shares of common stock in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least $100 million on the International Screening Point; (iv) Average daily dollar volume of at least $100,000 for three months

10	WisdomTree Trust Prospectus

preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities.

The Index “hedges” against fluctuations in the relative value of non-U.S. currencies against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the U.S. Dollar is going up in value relative to foreign currencies. Conversely, the Index is designed to have lower returns than an equivalent non-hedged investment when the U.S. dollar is falling in value relative to foreign currencies.

Forward currency contracts or futures contracts are used to offset the Fund’s exposure to non-U.S. currencies. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed-upon rate. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to each non-U.S. currency. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate exposure to all currency fluctuations. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations of non-U.S. currencies relative to the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of its Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s prospectus, such as credit risk, interest rate risk, and market risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

WisdomTree Trust Prospectus	11

■

Foreign Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the non-U.S. currencies included in its underlying Index against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs or for other reasons, the Fund’s exposure to the currencies included in the Index may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for the full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree DEFA International Hedged Equity Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was 1.89%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	7.68%	3Q/2010
Lowest Return	(9.61)%	2Q/2010

12	WisdomTree Trust Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree International Hedged Equity Fund	1 Year	Since Inception (12/31/2009)
Return Before Taxes Based on NAV	3.12%	3.12%
Return After Taxes on Distributions	1.80%	1.80%
Return After Taxes on Distributions and Sale of Fund Shares	1.97%	1.97%
MSCI EAFE Local Currency Index (reflects no deduction for fees, expenses or taxes)	4.82%	4.82%
WisdomTree DEFA International Hedged Equity Index (reflects no deduction for fees, expenses or taxes)	4.17%	4.17%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since December 2009.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since December 2009.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since December 2009.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	13

WisdomTree International Dividend ex-Financials Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International Dividend ex-Financials Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector. The Index is comprised of the 10 highest dividend-yielding companies in each sector except financials, selected from the 300 largest companies by market value within the WisdomTree DEFA Index (WisdomTree’s most inclusive developed world international index). Weighting is by dividend yield. The Index is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

14	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom and France.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Telecommunications Investing. The Fund currently invests a relatively large percentage of its assets in the telecommunications industry. The telecommunications industry can be significantly affected by, among other things, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

WisdomTree Trust Prospectus	15

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective May 7, 2009. Fund performance prior to May 7, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree International Dividend Top 100 Fund, and tracked the performance of the WisdomTree International Dividend Top 100 Index.

The Fund’s year-to-date total return as of June 30, 2011 was 9.50%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.30%	2Q/2009
Lowest Return	(24.86)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010*

WisdomTree International Dividend ex-Financials Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	4.79%	2.36%
Return After Taxes on Distributions	3.29%	0.62%
Return After Taxes on Distributions and Sale of Fund Shares	3.01%	0.93%
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	3.25%	0.22%
WisdomTree International Dividend Top 100/International Dividend ex-Financials Spliced Index* (reflects no deduction for fees, expenses or taxes)	5.43%	2.85%
*	Reflects performance of the WisdomTree International Dividend Top 100 Index through May 7, 2009 and the WisdomTree International Dividend ex-Financials Index thereafter.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

16	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	17

WisdomTree International LargeCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International LargeCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International LargeCap Dividend Index is a fundamentally weighted index that measures the performance of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index (WisdomTree’s most inclusive developed world international index). The WisdomTree International LargeCap Dividend Index is comprised of the 300 largest companies ranked by market capitalization from the WisdomTree DEFA Index. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

18	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in France and the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	19

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International LargeCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was 8.24%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.28%	2Q/2009
Lowest Return	(19.83)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree International LargeCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	0.93%	1.47%
Return After Taxes on Distributions	(0.39)%	0.21%
Return After Taxes on Distributions and Sale of Fund Shares	0.52%	0.50%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	1.65%
WisdomTree International LargeCap Dividend Index (reflects no deduction for fees, expenses or taxes)	1.48%	1.89%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

20	WisdomTree Trust Prospectus

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	21

WisdomTree International MidCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International MidCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International MidCap Dividend Index is a fundamentally weighted index that measures the performance of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index (WisdomTree’s most inclusive developed world international index). The Index is comprised of the companies that compose the top 75% of the market capitalization of the WisdomTree DEFA Index after the 300 largest companies have been removed. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

22	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Japan and the United Kingdom.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

WisdomTree Trust Prospectus	23

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International MidCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was 5.42%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.01%	2Q/2009
Lowest Return	(19.35)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree International MidCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	11.83%	4.38%
Return After Taxes on Distributions	10.59%	3.13%
Return After Taxes on Distributions and Sale of Fund Shares	7.58%	2.96%
MSCI EAFE Mid Cap Index (reflects no deduction for fees, expenses or taxes)	14.00%	1.85%
WisdomTree International MidCap Dividend Index (reflects no deduction for fees, expenses or taxes)	12.53%	4.44%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

24	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	25

WisdomTree International SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree International SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree International SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada. Constituent companies are selected from the WisdomTree DEFA Index (WisdomTree’s most inclusive developed world international index). The Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree DEFA Index after the 300 largest companies have been removed. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

26	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Australia, Japan and the United Kingdom.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

WisdomTree Trust Prospectus	27

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was 2.83%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.30%	2Q/2009
Lowest Return	(22.47)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree International SmallCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	18.16%	4.00%
Return After Taxes on Distributions	16.84%	2.81%
Return After Taxes on Distributions and Sale of Fund Shares	11.69%	2.65%
MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses or taxes)	22.04%	3.41%
WisdomTree International SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	19.24%	4.50%

28	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	29

WisdomTree Europe SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Europe SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market. Constituent companies are selected from the WisdomTree Europe Dividend Index. The WisdomTree Europe SmallCap Dividend Index is comprised of the companies that compose the bottom 25% of the market capitalization of the WisdomTree Europe Dividend Index after the 300 largest companies have been removed. Eligibility requirements for the WisdomTree Europe Dividend Index include: (i) Incorporation and exchange listing in one of the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom (“Europe”); (ii) Payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least $100 million on the International Screening Point; (iv) Average daily dollar volume of at least $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

30	WisdomTree Trust Prospectus

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

WisdomTree Trust Prospectus	31

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Europe SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was 5.29%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.20%	2Q/2009
Lowest Return	(31.16)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Europe SmallCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	18.61%	2.02%
Return After Taxes on Distributions	17.46%	0.05%
Return After Taxes on Distributions and Sale of Fund Shares	11.94%	0.48%
MSCI Europe Small Cap Index (reflects no deduction for fees, expenses or taxes)	21.47%	4.85%
WisdomTree Europe SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	18.21%	2.17%

32	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	33

WisdomTree Global Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global Equity Income Index is a fundamentally weighted index that measures the performance of high dividend-yielding companies selected from the WisdomTree Global Dividend Index, which measures the performance of dividend-paying companies in the U.S., developed and emerging markets. At the Index measurement date, companies with market capitalizations of at least $2 billion are ranked by dividend yield and those companies in the top 30% by dividend yield are selected for inclusion in the Global Equity Income Index. Companies are weighted in the Index based on annual cash dividends paid. The Index, established with a base value of 200 on November 30, 2007, is calculated in U.S. dollars and is updated daily to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

34	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, and debt levels. Unemployment in certain European nations is historically high. In addition, the tight fiscal and monetary controls necessary to join the EMU can significantly affect every country in Europe. The Fund currently invests a relatively large percentage of its assets in companies organized in the United States and the United Kingdom.

WisdomTree Trust Prospectus	35

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Europe Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was 8.96%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	27.28%	2Q/2009
Lowest Return	(24.50)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010*

WisdomTree Global Equity Income Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	5.74%	0.88%
Return After Taxes on Distributions	4.37%	(0.72)%
Return After Taxes on Distributions and Sale of Fund Shares	3.65%	(0.22)%
MSCI Europe Value/MSCI AC World Spliced Index* (reflects no deduction for fees, expenses or taxes)	12.67%	0.98%
WisdomTree Europe Equity Income/Global Equity Income Spliced Index** (reflects no deduction for fees, expenses or taxes)	6.52%	1.33%
*	Reflects performance of the MSCI Europe Value Index through June 19, 2009 and the MSCI AC World Index thereafter.
**	Reflects performance of the WisdomTree Europe Equity Income Index through June 19, 2009 and the WisdomTree Global Equity Income Index thereafter.

36	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	37

WisdomTree Japan Hedged Equity Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index. The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Japan Hedged Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese yen movements relative to the U.S. dollar. Constituent stocks are of companies within the WisdomTree Japan Dividend Index. Eligibility requirements include: (i) Incorporation within Japan; (ii) Payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution; (iii) Market capitalization of at least $100 million on the International Screening Point; (iv) Average daily dollar volume of at least $100,000 for the three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point. Companies are weighted in the Index based on annual cash dividends paid.

The Index “hedges” against fluctuations in the relative value of the Japanese yen against the U.S. dollar. The Index is designed to have higher returns than an equivalent non-currency hedged investment when the yen is weakening relative to the U.S. dollar. Conversely, the Index is designed to have lower returns than an equivalent unhedged investment when the yen is rising relative to the U.S. dollar.

38	WisdomTree Trust Prospectus

The Fund intends to enter into forward currency contracts or futures contracts designed to offset the Fund’s exposure to the Japanese yen. A forward currency contract is a contract between two parties to buy or sell a specific currency in the future at an agreed upon exchange rate. The amount of forward contracts and futures contracts in the Fund is based on the aggregate exposure of the Fund and Index to the Japanese yen. While this approach is designed to minimize the impact of currency fluctuations on Fund returns, it does not necessarily eliminate the Fund’s exposure to the yen. The return of the forward currency contracts and currency futures contracts may not perfectly offset the actual fluctuations between the yen and the U.S. dollar.

The Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. The Fund also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of its Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Derivatives Investment Risk. The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or inflation rate. The return on a derivative instrument may not correlate with the return of its underlying reference asset. Derivatives are subject to a number of risks described elsewhere in the Fund’s prospectus, such as credit risk, interest rate risk, and market risk. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Currency Risk. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the Japanese yen against the U.S. dollar. These strategies may not be successful. In order to minimize transaction costs or for other reasons, the Fund’s exposure to the Japanese Yen may not be fully hedged at all times. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign

WisdomTree Trust Prospectus	39

currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country, it is more likely to be impacted by events or conditions affecting that country. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective April 1, 2010. Fund performance prior to April 1, 2010 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Total Dividend Fund, and tracked the performance of the WisdomTree Japan Dividend Index.

The Fund’s year-to-date total return as of June 30, 2011 was (4.66)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.20%	2Q/2009
Lowest Return	(16.31)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

40	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Japan Hedged Equity Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	(1.42)%	(4.72)%
Return After Taxes on Distributions	(1.83)%	(5.16)%
Return After Taxes on Distributions and Sale of Fund Shares	(0.93)%	(4.19)%
MSCI Japan/Japan Local Currency Spliced Index(reflects no deduction for fees, expenses and taxes)	(0.37)%	(5.28)%
WisdomTree Japan Dividend/Japan Hedged Equity Spliced Index (reflects no deduction for fees, expenses and taxes)	(1.74)%	(4.80)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	41

WisdomTree Japan SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Japan SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Japan SmallCap Dividend Index measures the performance of dividend-paying small capitalization companies in Japan that have been included within the WisdomTree Japan Dividend Index. After the 300 largest companies have been removed from the WisdomTree Japan Dividend Index, the remaining companies are chosen for inclusion in the Index. Companies are weighted in the Index based on annual cash dividends paid. Eligibility requirements for the WisdomTree Japan Dividend Index include: (i) Incorporation within Japan; (ii) $5 million in cash dividends on common shares in the annual cycle prior to the International Screening Point; (iii) Market capitalization of at least $100 million on the International Screening Point; (iv) Average daily dollar volume of at least $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. The Index, established with a base value of 200 on May 31, 2006, is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

42	WisdomTree Trust Prospectus

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, media and retail companies. The consumer discretionary sector of the economy can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions affecting that country. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The economy is characterized by government intervention and protectionism, an unstable financial services sector, and relatively high unemployment. Economic growth is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy. The United States is Japan’s largest single trading partner, but close to half of Japan’s trade is conducted with developing nations, almost all of which are in Southeast Asia. Slowdowns in the U.S. and China could have a negative impact on Japan. Exposure to China, in terms of both imports and exports, has been increasing in recent years.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

WisdomTree Trust Prospectus	43

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Japan SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was (1.14)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	23.03%	2Q/2009
Lowest Return	(16.07)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Japan SmallCap Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	18.31%	(1.60)%
Return After Taxes on Distributions	17.57%	(2.08)%
Return After Taxes on Distributions and Sale of Fund Shares	11.87%	(1.64)%
MSCI Japan Small Cap Index (reflects no deduction for fees, expenses or taxes)	19.94%	(2.96)%
WisdomTree Japan SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	17.92%	(1.20)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

44	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	45

WisdomTree Global ex-U.S. Growth Fund

(Formerly, WisdomTree World ex-U.S. Growth Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Growth Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses*	0.60%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Growth Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Growth Index is a fundamentally weighted index that measures the performance of growth companies in the developed and emerging markets outside of the United States. Eligibility requirements include: (i) Payment of at least $5 million in cash dividends in the annual cycle prior to the Index measurement date and (ii) year-over-year percentage changes in earnings per share, book value per share, sales per share and stock price (“growth metrics”). WisdomTree Investments, Inc. creates a “growth” score for each company based on the aforementioned growth metrics. The top 30% of companies with the highest growth scores within the 1,000 largest companies by market capitalization are included in the Index. Companies are weighted in the Index annually based on annual cash dividends paid. The Index is calculated in U.S. dollars and is updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

46	WisdomTree Trust Prospectus

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in the securities of a single country it is more likely to be impacted by events or conditions in that country. The Fund currently invests a relatively large percentage of its assets in companies organized in the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

WisdomTree Trust Prospectus	47

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Japan Equity Income/Global ex-U.S. Growth Spliced Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 19, 2009. Fund performance prior to June 19, 2009 reflects the investment objective and style of the Fund when it was the WisdomTree Japan Equity Income Fund, and tracked the performance of the WisdomTree Japan Equity Income Index.

The Fund’s year-to-date total return as of June 30, 2011 was 5.54%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.27%	3Q/2010
Lowest Return	(17.67)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010*

WisdomTree Global ex-U.S. Growth Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	13.77%	4.10%
Return After Taxes on Distributions	12.64%	3.23%
Return After Taxes on Distributions and Sale of Fund Shares	8.88%	2.97%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index* (reflects no deduction for fees, expenses or taxes)	14.45%	5.22%
WisdomTree Japan Equity Income/Global ex-U.S. Growth Spliced Index** (reflects no deduction for fees, expenses or taxes)	14.52%	4.52%
*	Reflects performance of the MSCI Japan Value Index through June 19, 2009 and the MSCI AC World ex-USA Growth Spliced Index thereafter.
**	Reflects performance of the WisdomTree Japan Equity Income Index through June 19, 2009 and the WisdomTree Global ex-U.S. Growth Index thereafter.

48	WisdomTree Trust Prospectus

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	49

WisdomTree Asia Pacific ex-Japan Fund

(Formerly, WisdomTree Pacific ex-Japan Total Dividend Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the Asia Pacific ex-Japan Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.48%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$49	$154	$269	$604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Asia Pacific ex-Japan Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Asia Pacific ex-Japan Index is a fundamentally weighted Index that measures the performance of dividend paying companies in the Asia Pacific ex-Japan region. The WisdomTree Asia Pacific ex-Japan Index is comprised of the 300 largest companies ranked by market capitalization that meet the following eligibility criteria. Eligibility requirements include: (i) Incorporation within one of the following countries: Australia, China, Hong Kong, India, Indonesia, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan and Thailand; (ii) Payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the International Screening Point; (iii) Market Capitalization of at least $100 million on the International Screening Point; (iv) Average daily dollar volume of at least $100,000 for the three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares per month for each of the six months preceding the International Screening Point for component securities. Weighting is by annual cash dividends paid. The Index was established with a base value of 200 on June 3, 2011 and is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

50	WisdomTree Trust Prospectus

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to

WisdomTree Trust Prospectus	51

withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Pacific Basin economies are characterized by heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

■

Investment in the Asia Pacific Region. To the extent that the Fund’s investments are concentrated in the Asia Pacific region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and other events, such as natural disasters, affecting that region. While certain economies in this region are exemplars of growth and development, others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports, and economic recessions. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Investment in Australia. The Fund currently invests a relatively large percentage of its assets in companies organized in Australia. The Australian economy is dependent on the economies of Asian countries and on the price and demand for agricultural products and natural resources.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Pacific ex-Japan Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Total Dividend Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Dividend Index.

The Fund’s year-to-date total return as of June 30, 2011 was 2.80%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	30.04%	2Q/2009
Lowest Return	(24.05)%	4Q/2008

52	WisdomTree Trust Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Asia Pacific ex-Japan Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	14.60%	11.77%
Return After Taxes on Distributions	13.07%	9.98%
Return After Taxes on Distributions and Sale of Fund Shares	9.40%	9.03%
MSCI Pacific ex-Japan Index (reflects no deduction for fees, expenses or taxes)	16.91%	11.40%
WisdomTree Pacific ex-Japan Dividend Index* (reflects no deduction for fees, expenses or taxes)	16.34%	13.17%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance of the WisdomTree Asia Pacific ex-Japan Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	53

WisdomTree Australia Dividend Fund

(Formerly, WisdomTree Pacific ex-Japan Equity Income Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Australia Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Australia Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Australia Dividend Index is a fundamentally weighted index that measures the performance of high-dividend yielding companies in Australia. The Index is comprised of dividend paying companies incorporated in Australia with a minimum market capitalization of $1.0 billion. The Index is comprised of the ten largest qualifying companies from each sector ranked by market capitalization. Other eligibility criteria include: (i) Payment of at least $5 million in cash dividends in the annual cycle prior to the Index measurement date and (ii) Average daily dollar volume of at least $100,000 for three months preceding the International Screening Point. Weighting is by dividend yield. The Index was established with a base value of 200 on June 3, 2011 and is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

54	WisdomTree Trust Prospectus

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. Pacific Basin economies are characterized by heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

■

Investment in Australia. The Fund invests substantially all of its assets in Australian equity securities. The Australian economy is heavily dependent on the demand for commodities and natural resources and declines in the demand for such products may have an adverse impact on the Fund’s returns. The Fund is susceptible to loss due to adverse market, political, regulatory, and other events affecting Australia. These events may in turn adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than fund that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

WisdomTree Trust Prospectus	55

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Pacific ex-Japan Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree Pacific ex-Japan Equity Income Fund, and tracked the performance of the WisdomTree Pacific ex-Japan Equity Income Index.

The Fund’s year-to-date total return as of June 30, 2011 was 4.91%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	37.96%	3Q/2009
Lowest Return	(27.00)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Australia Dividend Fund	1 Year	Since Inception (6/16/2006)
Return Before Taxes Based on NAV	11.79%	11.19%
Return After Taxes on Distributions	9.85%	8.92%
Return After Taxes on Distributions and Sale of Fund Shares	7.54%	8.18%
MSCI Pacific ex-Japan Value Index (reflects no deduction for fees, expenses or taxes)	15.59%	9.76%
WisdomTree Pacific ex-Japan Equity Income Index* (reflects no deduction for fees, expenses or taxes)	12.67%	11.95%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance of the WisdomTree Australia Dividend Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

56	WisdomTree Trust Prospectus

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	57

WisdomTree Emerging Markets Equity Income Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.63%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Emerging Markets Equity Income Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Emerging Markets Equity Income Index is a fundamentally weighted index that measures the performance of the highest dividend yielding stocks selected from the WisdomTree Emerging Markets Dividend Index. At the Index measurement date, companies within the WisdomTree Emerging Markets Dividend Index are ranked by dividend yield. Securities ranking in the highest 30% by dividend yield are selected for inclusion within the WisdomTree Emerging Markets Equity Income Index. Eligibility requirements for the WisdomTree Emerging Markets Dividend Index include: (i) Payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution in June; (ii) Market capitalization of at least $200 million at the Emerging Market Screening Point; (iii) Average daily trading volume of at least $200,000 for each of the six months preceding the Emerging Markets Screening Point; (iv) Incorporation within one of 19 emerging market nations (Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey); and (v) Trading of at least 250,000 shares per month for each of the six months preceding the “Emerging Market Screening Point” for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

58	WisdomTree Trust Prospectus

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better. To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to

WisdomTree Trust Prospectus	59

withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Taiwan and South Africa.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund’s performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Emerging Markets Equity Income Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was 4.06%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	26.76%	2Q/2009
Lowest Return	(21.24)%	4Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

60	WisdomTree Trust Prospectus

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Emerging Markets Equity Income Fund	1 Year	Since Inception (7/13/2007)
Return Before Taxes Based on NAV	23.39%	8.77%
Return After Taxes on Distributions	21.79%	7.25%
Return After Taxes on Distributions and Sale of Fund Shares	15.06%	6.51%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.88%	2.37%
WisdomTree Emerging Markets Equity Income Index (reflects no deduction for fees, expenses or taxes)	24.92%	9.79%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	61

WisdomTree Emerging Markets SmallCap Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.63%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses*	0.64%
*	The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights and financial statements because the financial highlights and financial statements reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses, which are fees and expenses incurred indirectly by the Fund through its investments in certain underlying investment companies.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$65	$205	$357	$798

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Emerging Markets SmallCap Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that measures the performance of primarily small cap stocks selected from the WisdomTree Emerging Markets Dividend Index. Companies included in the WisdomTree Emerging Markets SmallCap Dividend Index fall within the bottom 10% of total market capitalization of the WisdomTree Emerging Markets Dividend Index as of the annual Index measurement date. Eligibility requirements for the WisdomTree Emerging Markets Dividend Index include: (i) Payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the annual reconstitution in June; (ii) Market capitalization of at least $200 million at the Emerging Market Screening Point; (iii) Average daily trading volume of at least $200,000 for each of the six months preceding the Emerging Markets Screening Point; (iv) Incorporation within one of 19 emerging market

62	WisdomTree Trust Prospectus

nations (Argentina, Brazil, Chile, China, Czech Republic, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey); and (v) Trading of at least 250,000 shares per month for each of the six months preceding the “Emerging Market Screening Point” for component securities. Companies are weighted in the Index based on annual cash dividends paid. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs)”, Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Consumer Discretionary Investing. The Fund currently invests a relatively large percentage of its assets in the consumer discretionary sector. This sector consists of, for example, automobile, retail and media companies. The consumer discretionary sector of the economy can be significantly affected by, among other things, economic growth, worldwide demand and consumers’ disposable income levels and propensity to spend.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

WisdomTree Trust Prospectus	63

■

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a relatively large percentage of its assets in companies organized in Taiwan and South Africa.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests primarily in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

■

Technology Sector Investing. The Fund currently invests a relatively large percentage of its assets in the technology sector. The technology sector can be significantly affected by, among other things, supply and demand for specific products and services, the pace of technological development and government regulation.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Emerging Markets SmallCap Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was (1.63)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	34.32%	2Q/2009
Lowest Return	(21.23)%	4Q/2008

64	WisdomTree Trust Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Emerging Markets SmallCap Dividend Fund	1 Year	Since Inception (10/30/2007)
Return Before Taxes Based on NAV	28.92%	5.06%
Return After Taxes on Distributions	27.67%	3.76%
Return After Taxes on Distributions and Sale of Fund Shares	18.68%	3.41%
MSCI Emerging Markets SmallCap Index (reflects no deduction for fees, expenses or taxes)	27.17%	1.67%
WisdomTree Emerging Markets SmallCap Dividend Index (reflects no deduction for fees, expenses or taxes)	29.96%	6.28%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	65

WisdomTree Middle East Dividend Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	1.49%
Total Annual Fund Operating Expenses	2.17%
Expense Reimbursements	1.29%
Total Annual Fund Operating Expenses After Expense Reimbursement*	0.88%
*	WisdomTree Asset Management, Inc. has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses for the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.88% of the Fund’s average daily net assets through July 31, 2012. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time, or (ii) by the Adviser, upon 90 days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$555	$1,046	$2,402

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 50% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Middle East Dividend Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of companies in the Middle East region that pay regular cash dividends on shares of common stock. Eligible companies are ranked by market capitalization and the 100 largest companies by market capitalization are selected for inclusion. Eligibility requirements include: (i) Incorporation within Bahrain, Egypt, Kuwait, Jordan, Morocco, Oman, Qatar, or United Arab Emirates; (ii) Payment of at least $5 million in cash dividends on common shares in the annual cycle prior to the reconstitution in June; (iii) Market capitalization of at least $200 million at the Middle East Screening Point; (iv) Average daily volume of at least $200,000 for each of the six months prior to the Middle East Screening Point; and (v) Trading of at least

66	WisdomTree Trust Prospectus

250,000 shares per month for each of the six months preceding the “Middle East Screening Point.” The Middle East Dividend Index is weighted by cash dividends paid. Individual country weights are capped at 33.0%. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed. The Index had a base value of 200 as of June 30, 2008.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008

WisdomTree Trust Prospectus	67

and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Investment Risk (Middle East). The Fund invests primarily in Middle Eastern countries. Certain Middle Eastern markets are only in the earliest stages of development and may be considered “frontier markets.” Financial markets in the Middle East generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Certain economies in the Middle East depend to a significant degree upon exports of primary commodities such as oil. A sustained decrease in commodity prices could have a significant negative impact on all aspects of the economy in the region. Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio. Further, substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to protect its legal interests and its ability to repatriate its investment, investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment. Procedures concerning transaction settlement and dividend collection may be less reliable than in developed markets and larger emerging markets. Countries in the Middle East may be affected by political instability, war or the threat of war, regional instability, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

■

Industrial Investing. The Fund currently invests a relatively large percentage of its assets in the industrial sector. The industrial sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services, rapid technological developments, and government regulation.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund’s performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

■

Telecommunications Investing. The Fund currently invests a relatively large percentage of its assets in the telecommunications industry. The telecommunications industry in the Middle East can be significantly affected by, among other things, commodity prices, government intervention and regulation, technological innovations that make existing products and services obsolete, and consumer demand.

68	WisdomTree Trust Prospectus

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree Middle East Dividend Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was (2.40)%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.30%	2Q/2009
Lowest Return	(11.85)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Middle East Dividend Fund	1 Year	Since Inception (7/16/2008)
Return Before Taxes Based on NAV	23.26%	(11.37)%
Return After Taxes on Distributions	21.83%	(12.34)%
Return After Taxes on Distributions and Sale of Fund Shares	14.98%	(10.11)%
MSCI Arabian Markets ex-Saudi Arabia Index (reflects no deduction for fees, expenses or taxes)	22.74%	(15.11)%
WisdomTree Middle East Dividend Index (reflects no deduction for fees, expenses or taxes)	26.09%	(8.47)%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since July 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since July 2008.

WisdomTree Trust Prospectus	69

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since July 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units solely in exchange for an amount of cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

70	WisdomTree Trust Prospectus

WisdomTree India Earnings Fund

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.68%
Distribution and/or Service (12b-1) Fees	None
Other Expenses*	0.15%
Total Annual Fund Operating Expenses**	0.83%
*	Other expenses have been restated to reflect the level of expenses the Fund would have incurred absent an over accrual during the previous fiscal year. The Fund was reimbursed for all over accrued expenses.
**	WisdomTree Asset Management, Inc. has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual operating expenses of the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses) from exceeding 0.88% of the Fund’s average daily net assets through July 31, 2012. This agreement may be terminated by: (i) the Board of Trustees of the Trust, for any reason at any time, or (ii) the Adviser, upon 90 days’ prior written notice to the Trust, effective as of the close of business on the last day of the then-current one-year period.

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors may pay to buy and sell shares of the Fund. It also does not include transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$90	$281	$488	$1,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree India Earnings Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the Index measurement date. Eligibility requirements include: (i) Incorporation within India; (ii) Listing on a major Indian stock exchange; (iii) Earnings of at least $5 million during the fiscal year prior to the Index measurement date; (iv) Market capitalization of at least $200 million on the Index measurement date; (v) Trading of at least 250,000 shares per month for each of the six months prior to the Index measurement date; and (vi) Price to Earnings ratio of at least 2 as of the Index measurement date.

WisdomTree Trust Prospectus	71

The initial weight of a component in the Index at the annual reconstitution is based on reported net income in the most recent fiscal year prior to the annual reconstitution. The reported net income number is then multiplied by a second factor developed by Standard & Poor’s called the “Investability Weighting Factor” (“IWF”). The IWF is used to scale the earnings generated by each company by restrictions on shares available to be purchased. The product of the reported net income and IWF is known at the “Earnings Factor.” Companies are weighted by the proportion of each individual earnings factor relative to the sum of all earnings factors within the WisdomTree India Earnings Index. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to create and redeem Creation Units, adversely affect the trading market for shares of the Fund, and cause the Fund to trade at prices materially different from its NAV.

■

Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

72	WisdomTree Trust Prospectus

■

Energy Investing. The Fund currently invests a relatively large percentage of its assets in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk (India). Because the Fund invests a significant portion of its assets in the securities of companies of a single country, it will be impacted by events or conditions affecting that country. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy.

Despite recent downturns, the Indian economy has experienced generally sustained growth during the last several years. There are no guarantees this will continue. While the Indian government has implemented economic structural reforms with the objective of liberalizing India’s exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. Religious and border disputes persist in India. In addition, India has experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. Investment and repatriation restrictions in India may impact the ability of the Fund to track its Index. Each of the factors described above could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

■

Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund’s performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

WisdomTree Trust Prospectus	73

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree India Earnings Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s year-to-date total return as of June 30, 2011 was 10.29%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	57.62%	2Q/2009
Lowest Return	(1.10)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree India Earnings Fund	1 Year	Since Inception (2/22/2008)
Return Before Taxes Based on NAV	19.44%	2.73%
Return After Taxes on Distributions	10.20%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares	12.62%	2.18%
MSCI India Index (reflects no deduction for fees, expenses or taxes)	20.95%	1.92%
WisdomTree India Earnings Index (reflects no deduction for fees, expenses or taxes)	20.61%	4.40%

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

74	WisdomTree Trust Prospectus

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units solely in exchange for an amount of cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	75

WisdomTree Commodity Country Equity Fund

(Formerly, WisdomTree International Basic Materials Sector Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Commodity Country Equity Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Commodity Country Equity Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Commodity Country Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies from “commodity countries” selected from the WisdomTree Global Dividend Index. Commodity Countries are defined for these purposes as those whose economic success is commonly identified with the production and export of commodities (such as precious metails, oil, agricultural products or other raw materials). The WisdomTree Commodity Country Index is comprised of exposures to the following eight commodity countries: Australia, Brazil, Canada, Chile, New Zealand, Norway, Russia, and South Africa. Each country has an allocation of approximately 12.5% within the Index. Companies are weighted within each country allocation based on annual cash dividends paid. A maximum of 20 companies can be included from each individual country. The Index was established with a base value of 200 on June 3, 2011 and is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

76	WisdomTree Trust Prospectus

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Commodity Country Risk. The Fund invests a significant portion of its assets in investments designed to provide exposure to equity securities of selected commodity-producing countries. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of such equity securities. Conversely, declines in the demand for, or price of, such commodities historically have contributed to declines in the economies of such countries and the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Concentration Risk. To the extent that the Fund’s Index concentrates in the securities of a particular industry or group of industries (also known as a “sector”), the Fund will concentrate its investments to approximately the same extent as its Index. A fund that concentrates, or otherwise invests a large portion of its assets in a single industry or sector, may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or sector. In such case, the Fund may be more volatile than funds based on broader or less volatile market segments.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Financial Sector Risk. The Fund generally invests a relatively large percentage of its assets in the financial sector, and therefore the performance of the Fund will be impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, this sector was significantly impacted by bankruptcies and consolidations of major financial firms. These events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

WisdomTree Trust Prospectus	77

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Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in Australia, Germany, Japan and the United Kingdom.

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Mid-Capitalization Investing. The Fund invests primarily in securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. In addition, the securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Basic Materials Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Basic Materials Sector Fund, and tracked the performance of the WisdomTree International Basic Materials Sector Index.

The Fund’s year-to-date total return as of June 30, 2011 was 4.92%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	31.37%	2Q/2009
Lowest Return	(33.31)%	3Q/2008

78	WisdomTree Trust Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Commodity Country Equity Fund	1 Year	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	16.96%	8.68%
Return After Taxes on Distributions	16.13%	7.67%
Return After Taxes on Distributions and Sale of Fund Shares	10.19%	6.80%
S&P Developed ex-U.S. BMI Materials Sector Index (reflects no deduction for fees, expenses or taxes)*	25.29%	2.73%
WisdomTree International Basic Materials Sector Index** (reflects no deduction for fees, expenses or taxes)	18.02%	9.56%
*	The inception date of the S&P Developed ex-U.S. BMI Sector Index is April 1, 2008. Accordingly, “Since Inception” data for this index is as of April 1, 2008 rather than the inception date of the Fund.
**	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance of the WisdomTree Commodity Country Equity Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	79

WisdomTree Global Natural Resources Fund

(Formerly, WisdomTree International Energy Sector Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global Natural Resources Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global Natural Resources Index is a fundamentally weighted index that measures the performance of global dividend-paying companies in natural resource industries. Constituents are selected from the WisdomTree Global Dividend Index. The 100 largest companies operating in global natural resources industries within the WisdomTree Global Dividend Index are selected for inclusion. Specific sub-industries include: Integrated Oil & Gas, Oil & Gas Exploration and Production, Diversified Metals & Mining, Coal and Consumable Fuels, Fertilizers & Agricultural Chemicals, Iron Ore Miners, Precious Metals & Minerals, Agricultural Products, Oil & Gas Drilling and Oil & Gas Equipment and Services. A maximum of 20 companies from each sub-industry, ranked by market capitalization, are selected for inclusion. Companies are weighted within the Index by trailing 12-month dividend yield at the time of the Weighting Date. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

80	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance.

■

Global Natural Resources Investing. The Fund invests a significant portion of its assets in equity securities of companies in the Global Natural Resources sector. These risks include, but are not limited to, commodity price volatility, world economic growth, depletion of natural resources, technological progress, and government regulations. As the demand for, or prices of, natural resources increase, the value of the Fund’s equity investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of such equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

WisdomTree Trust Prospectus	81

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Energy Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Energy Sector Fund, and tracked the performance of the WisdomTree International Energy Sector Index.

The Fund’s year-to-date total return as of June 30, 2011 was 8.06%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.23%	3Q/2010
Lowest Return	(29.92)%	3Q/2008

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Global Natural Resources Fund	1 Year	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	7.91%	5.10%
Return After Taxes on Distributions	6.81%	3.75%
Return After Taxes on Distributions and Sale of Fund Shares	5.04%	3.51%
S&P Developed ex-U.S. BMI Energy Sector Index (reflects no deduction for fees, expenses or taxes)*	7.34%	0.69%
WisdomTree International Energy Sector Index** (reflects no deduction for fees, expenses or taxes)	6.68%	5.23%
*	The inception date of the S&P Developed ex-U.S. BMI Energy Sector Index is 4/1/08. Accordingly, “Since Inception” data for this index is as of 4/1/08 rather than the inception date of the Fund.

82	WisdomTree Trust Prospectus

**	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance of the WisdomTree Global Natural Resources Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

WisdomTree Trust Prospectus	83

WisdomTree Global ex-U.S. Utilities Fund

(Formerly, WisdomTree International Utilities Sector Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Utilities Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Utilities Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Utilities Index measures the performance of utilities companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Utilities” sector. Companies are selected from within the WisdomTree Global ex-U.S. Dividend Index.

Companies within the WisdomTree Global ex-U.S. Dividend Index are ranked by market capitalization. The 100 largest Utilities are included within the WisdomTree Global ex-U.S. Utilities Index. Weighting within the Index is based on dividend yield. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

84	WisdomTree Trust Prospectus

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

■

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

■

Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

■

Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

■

Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

■

Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

■

Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

■

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

■

Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France, Italy and the United Kingdom.

■

Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of large-capitalization companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

■

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks

WisdomTree Trust Prospectus	85

associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

■

Utilities Investing. The Fund invests substantially all of its assets in the utilities sector of the market and, as such, is particularly sensitive to risks to the Global Utilities sector. These risks include, but are not limited to, changing commodity prices, government regulation stipulating rates charged by utilities, interest rate sensitivity, and the cost of providing the specific utility service.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Utilities Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Utilities Sector Fund, and tracked the performance of the WisdomTree International Utilities Sector Index.

The Fund’s year-to-date total return as of June 30, 2011 was 6.73%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	15.23%	2Q/2009
Lowest Return	(21.69)%	1Q/2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Global ex-U.S. Utilities Fund	1 Year	Since Inception (10/13/2006)
Return Before Taxes Based on NAV	(6.02)%	(1.05)%
Return After Taxes on Distributions	(7.57)%	(2.41)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.99)%	(1.66)%
S&P Developed ex-U.S. BMI Utilities Sector Index (reflects no deduction for fees, expenses or taxes)*	(3.33)%	(8.88)%
WisdomTree International Utilities Sector Index** (reflects no deduction for fees, expenses or taxes)	(6.22)%	(0.77)%
*	The inception date of the S&P Developed ex-U.S. BMI Sector Index is April 1, 2008. Accordingly, “Since Inception” data for this index is as of April 1, 2008 rather than the inception date of the Fund.

86	WisdomTree Trust Prospectus

**	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance of the WisdomTree Global ex-U.S. Utilities Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

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WisdomTree Global ex-U.S. Real Estate Fund

(Formerly, WisdomTree International Real Estate Fund)

Investment Objective

The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Real Estate Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.58%

Example

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors will pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$59	$186	$324	$726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Principal Investment Strategies of the Fund

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global ex-U.S. Real Estate Index. The Fund attempts to invest all, or substantially all, of its assets in the stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global ex-U.S. Real Estate Index measures the performance of companies from developed and emerging markets outside of the United States that are classified as being part of the “Global Real Estate” sector. Companies are selected from the WisdomTree Global ex-U.S. Dividend Index. Requirements for eligibility within the WisdomTree Global ex-U.S. Dividend Index include: (i) Incorporation within Europe, Japan, Australia, New Zealand, Hong Kong, Singapore or Canada; (ii) Payment of at least $5 million in cash dividends paid on common shares in the annual cycle prior to the International Screening Point; (iii) Market Capitalization of at least $100 million on the International Screening Point; (iv) Average daily dollar volume of at least $100,000 for three months preceding the International Screening Point; and (v) Trading of at least 250,000 shares for each of the six months preceding the International Screening Point.

Constituents will be among the following types of companies: real estate operating companies, real estate developing companies, or diversified REITs. The WisdomTree Global ex-U.S. Real Estate Index also includes companies that may be

88	WisdomTree Trust Prospectus

classified as Passive Foreign Investment Companies. Market capitalization must be greater than $1 billion and weighting is based on regular cash dividends paid. The Index is calculated in U.S. dollars and updated to reflect market prices and exchange rates. Closing or last-sale prices are used when non-U.S. markets are closed.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.

Principal Risks of Investing in the Fund

You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”

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Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

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Market Risk. The trading prices of fixed income securities, equity securities, commodities and other instruments fluctuate in response to a variety of factors. These factors include events impacting the entire market or specific market segments, such as political, market and economic developments, as well as events that impact specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or even long periods.

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Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive more (or less) than NAV when you sell those shares in the secondary market.

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Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

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Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Fiscal Policy Risk. Any repeal of or failure to extend the current federal tax treatment of qualified dividend income could make dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.

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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

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Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. The Fund currently invests a relatively large percentage of its assets in companies organized in France, Hong Kong, and Australia.

WisdomTree Trust Prospectus	89

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Investments in Real Estate and REITs. The Fund invests substantially all of its assets in the real estate sector of the market and as such is particularly sensitive to risks to the international real estate market. The Fund generally invests a relatively large percentage of its assets in REITs. Investments in REITs subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for real estate and REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund’s performance.

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Mid- and Large-Capitalization Investing. The Fund currently invests a relatively large percentage of its assets in the securities of mid- and large-capitalization companies. While securities in these capitalization ranges represent a significant percentage of the market, the Fund’s performance may be adversely affected if securities of mid- and large-capitalization companies underperform securities of small-capitalization companies or the market as a whole. Securities of small-capitalization companies are often more vulnerable to market volatility than securities of mid- and large-capitalization companies, but also offer greater potential for capital appreciation.

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Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

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Small-Capitalization Investing. The Fund invests in securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, borrowing costs and earnings.

Fund Performance

Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The table also shows how the Fund’s performance compares to the WisdomTree International Real Estate Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Real Estate Fund, and tracked the performance of the WisdomTree International Real Estate Index.

The Fund’s year-to-date total return as of June 30, 2011 was 3.92%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	36.89%	2Q/2009
Lowest Return	(27.99)%	4Q/2008

This table compares the Fund’s Shares’ average annual total returns to those of the Dow Jones Wilshire ex-U.S. Real Estate Securities Index and the WisdomTree Global ex-U.S. Real Estate Index.

90	WisdomTree Trust Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Average Annual Total Returns for the periods ending December 31, 2010

WisdomTree Global ex-US Real Estate Fund	1 Year	Since Inception (6/5/2007)
Return Before Taxes Based on NAV	16.66%	(8.73)%
Return After Taxes on Distributions	12.86%	(11.08)%
Return After Taxes on Distributions and Sale of Fund Shares	10.64%	(8.63)%
Dow Jones Global ex-US Select Real Estate Securities Index (reflects no deduction for fees, expenses or taxes)	21.48%	(9.87)%
WisdomTree International Real Estate Index* (reflects no deduction for fees, expenses or taxes)	16.80%	(8.58)%
*	The Fund’s objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index. After June 17, 2011, the Fund’s objective seeks to track the price and yield performance of the WisdomTree Global ex-U.S. Real Estate Index.

Management

Investment Adviser and Sub-Adviser

WisdomTree Asset Management, Inc. serves as investment adviser to the Fund. Mellon Capital Management Corporation serves as sub-adviser to the Fund.

Portfolio Managers

Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been a portfolio manager of the Fund since February 2008.

Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been a portfolio manager of the Fund since February 2008.

Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been a portfolio manager of the Fund since February 2008.

Buying and Selling Fund Shares

The Fund is an ETF. This means that shares of the Fund are listed on a national securities exchange, such as NYSE Arca, and trade at market prices. Most investors will buy and sell shares of the Fund through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The Fund issues and redeems shares at NAV only in large blocks of shares (“Creation Units”), which only institutions or large investors may purchase or redeem. Currently, Creation Units generally consist of 100,000 shares, though this may change from time to time. Creation Units are not expected to consist of less than 50,000 shares. The Fund generally issues and redeems Creation Units in exchange for a portfolio of money market securities closely approximating the holdings of the Fund or a designated basket of non-U.S. currency and/or an amount of U.S. cash.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains.

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Additional Information About the Funds

More Information About Benchmarks

Following is a description of each broad-based securities market index included in the tables showing average annual total returns and cumulative total returns for each Fund.

■	The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

■	The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.

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The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the US and Canada. The index is calculated using the same methodology as its corresponding MSCI EAFE Index in U.S. dollars, with the key difference being the currency the securities are quoted in. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

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The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid capitalization equities in the developed markets excluding the US & Canada.

■	The MSCI EAFE Small Cap Index measures the performance of small cap stocks in the MSCI EAFE Index.

■	The MSCI Europe Small Cap Index measures the performance of small cap stocks in the MSCI Europe Index.

■	The MSCI Europe Value Index measures the performance of value stocks in the MSCI Europe Index.

■	The MSCI AC World ex USA Growth Index measures the performance of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

■	The MSCI Japan Index is a subset of the MSCI EAFE Index and measures the performance of the Japanese equity market.

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The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and uses the same methodology as its corresponding MSCI Japan Index. The price used for each security in the local currency index is the local price, on the primary exchange on which a security is traded, with no conversion into U.S. dollars.

■	The MSCI Japan Small Cap Index measures the performance of small cap stocks in the MSCI Japan Index.

■	The MSCI Japan Value Index measures the performance of Value stocks in the MSCI Japan Index.

■	The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore, and New Zealand.

■	The MSCI Pacific ex-Japan Value Index measures the performance of Value stocks in the MSCI Pacific ex-Japan Index.

■	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

■	The MSCI Emerging Markets SmallCap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

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The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market cap index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Jordan and Morocco.

■	The MSCI India Index is a market cap weighed index that is designed to measure the performance of the Indian equity market.

■	S&P Developed ex-U.S. BMI Materials Sector Index represents the non-U.S. materials sub-industry of developed countries included in the BMI Global Index.

■	S&P Developed ex-U.S. BMI Energy Sector Index represents the non-U.S. energy sub-industry of developed countries included in the BMI Global Index.

■	S&P Developed ex-U.S. BMI Utilities Sector Index represents the non-U.S. utilities sub-industry of developed countries included in the BMI Global Index.

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Dow Jones Global ex-U.S. Select Real Estate Securities IndexSM is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market capitalization.

92	WisdomTree Trust Prospectus

Additional Investment Objective, Strategy and Risk Information

General. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index-fund investing.

Investment Objective. Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (each an “Index” and together, the “Indexes”) developed by WisdomTree Investments, Inc. Each Index consists of securities in the market suggested by its name that meet specific criteria developed by WisdomTree Investments, Inc. Since each Fund’s investment objective has been adopted as a non-fundamental investment policy, each Fund’s investment objective may be changed without a vote of shareholders.

Principal Investment Strategies.

International Funds (except International Hedged Equity Fund and Japan Hedged Equity Fund). Each Fund (except the International Hedged Equity Fund and the Japan Hedged Equity Fund) will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of securities suggested by its name. Each Fund generally may invest up to 5% of its total assets in securities not included in its Index, but which the Fund believes will help it track its Index. For example, a Fund may invest in securities that are not components of its Index in order to reflect various corporate actions and other changes to its Index (such as reconstitutions, additions and deletions). Under normal circumstances, as long as a Fund invests at least 95% of its total assets in the securities of its Index, it also may invest its other assets in cash and cash equivalents, as well as in shares of other investment companies, futures contracts, options on futures contracts, options, and swaps.

International Hedged Equity Fund and the Japan Hedged Equity Fund. Each of the International Hedged Equity Fund and the Japan Hedged Equity Fund will normally invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by its name. Each Funds also may invest its assets in cash and cash equivalents, as well as in shares of other investment companies, forward contracts, futures contracts, options on futures contracts, options, and swaps. WisdomTree Asset Management, Inc. expects that, over time, the correlation between each Fund’s performance and that of its Index, before fees and expenses, will be 95% or better.

Indices. Each Index is “fundamentally weighted” and differs from most traditional indexes in that the proportion, or “weighting,” of the securities in each Index is based on a measure of fundamental value. Most traditional indexes and index funds weight their securities by looking simply at the market capitalization of such securities.

The “Dividend Indexes” are weighted based on either the amount of cash dividends that companies in each Index pay or the dividend yield of the companies in each Index. This means that securities of companies that pay higher amounts of cash dividends or have higher dividend yields generally will be more heavily weighted in each Index and Fund. Only regular dividends (i.e., established or quarterly dividends as opposed to non-recurring or special dividends) are included in the determination of cash dividends or dividend yield. The Global ex-U.S. Growth Index is considered a “Dividend Index.”

The “Earnings Indexes” weight securities based on either the amount of earnings of the companies in the Index or the earnings yields of such companies. The India Earnings Index weights companies based on earning in their fiscal year prior to the Index measurement date adjusted for a factor that takes into account shares available to foreign investors. “Earnings” for this Index are determined using a company’s reported net income.

The DEFA International Hedged Equity Index is designed to provide exposure to equity securities in Europe, Far East Asia and Australasia, while at the same time hedging exposure to fluctuations between the value of the U.S. dollar and selected non-U.S. currencies in these regions. The Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time hedging exposure to fluctuations of the Japanese yen relative to the U.S. dollar. For U.S. investors, international equity investments include two components of return. The first is the return attributable to stock prices in the non-U.S. market or markets in which an investment is made. The second is the return attributable to the value of non-U.S. currencies in these markets relative to the U.S. dollar. The DEFA International Hedged Equity Index and the Japan Hedged Equity Index seek to track the performance of equity securities in these developed markets that is attributable solely to stock prices.

Principal Risks of Investing in the Funds. The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund’s Summary. Risk information is applicable to all Funds unless otherwise noted.

Currency Exchange Rate Risk

The Fund invests a significant portion of its assets in investments denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. The Fund uses various strategies to attempt to minimize the impact of changes in the value of the

WisdomTree Trust Prospectus	93

non-U.S. currencies included in its underlying Index against the U.S. dollar. These strategies may not be successful. To minimize transaction costs or for other reasons, the Fund’s exposure to the currencies included in the Index may not be fully hedged at all times. For example, the Fund may not hedge against exposure to currencies that represent a relatively smaller portion of the Index. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of the Fund’s investment and the value of your Fund shares. To the extent the Fund’s hedging strategies are not successful, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of your investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Foreign Securities Risk

Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk

To the extent that a Fund’s Index invests a significant portion of its assets in the securities of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Investment Style Risk

Each Fund invests in the securities included in, or representative of, its Index regardless of their investment merit. The Funds do not attempt to outperform their Indexes or take defensive positions in declining markets. As a result, each Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. This may cause a Fund to underperform other investment vehicles that invest in different asset classes. Different types of securities (for example, large-, mid- and small-capitalization stocks) tend to go through cycles of doing better – or worse – than the general securities markets. In the past, these periods have lasted for as long as several years.

Emerging Markets Risk

Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to (i) greater market volatility, (ii) lower trading volume and liquidity, (iii) greater social, political and economic uncertainty, (iv) governmental controls on foreign investments and limitations on repatriation of invested capital, (v) lower disclosure, corporate governance, auditing and financial reporting standards, (vi) fewer protections of property rights, (vii) restrictions on the transfer of securities or currency, and (viii) settlement and trading practices that differ from U.S. markets. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

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Derivatives Investment Risk

The Fund may invest in derivatives. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a commodity, index, interest rate or currency exchange rate. Derivatives include forward currency contracts, futures contracts and currency, interest rate swaps, total return swaps and credit linked notes. A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A non-deliverable forward currency contract is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. A currency futures contract is a contract to exchange one currency for another at a specified date in the future at an agreed upon exchange rate. A currency swap is an agreement between two parties to exchange one currency for another at a future rate. An interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A total return swap is an agreement between two parties in which one party agrees to make payments of the total return of a reference asset in return for payments equal to a rate of interest on another reference asset. A credit linked note is a type of structured note whose value is linked to an underlying reference asset or entity. Credit linked notes typically provide periodic payments of interest as well as payment of principal upon maturity. Derivatives are subject to a number of risks described elsewhere in this Prospectus, such as credit risk, interest rate risk, and market risk. They also involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, or that the counterparty to a derivative contract might default on its obligations. Derivatives can be volatile and may be less liquid than other securities. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Issuer-Specific Risk

Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect a security’s or instrument’s value. The value of securities of smaller, less well-known issuers can be more volatile than that of larger issuers. Issuer-specific events can have a negative impact on the value of a Fund.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Correlation Risk

As with all index funds, the performance of a Fund and its Index may vary somewhat for a variety of reasons. For example, each Fund incurs operating expenses and portfolio transaction costs not incurred by its Index. In addition, a Fund may not be fully invested in the securities of its Index at all times or may hold securities not included in its Index. The use of sampling techniques may affect a Fund’s ability to achieve close correlation with its Index. A Fund using a Representative Sampling strategy generally can be expected to have a greater non-correlation risk.

Utilities Investing.

The Global Utilities sector is subject to a number of risks, including decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs. The Global Utilities sector also is typically sensitive to changes in interest rates. Any of these events could cause the Global Utilities sector to underperform other sectors or the market as a whole and, thus, adversely affect the Fund’s investment performance.

Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.wisdomtree.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (March 31) and its second fiscal quarter (September 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (June 30 and December 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Trust’s Statement of Additional Information (“SAI”).

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Management

Investment Adviser

As investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) has overall responsibility for the general management and administration of the Trust and each of the Funds. WisdomTree Investments, Inc.* (“WisdomTree Investments”) is the parent company of the Adviser. The Adviser provides an investment program for each Fund. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate.

For the fiscal year ended March 31, 2011, the Funds paid advisory fees to the Adviser in the following amounts:

Name of Fund	Management Fee
WisdomTree DEFA Fund	0.48%
WisdomTree DEFA Equity Income Fund	0.58%
WisdomTree International Hedged Equity Fund	0.48%
WisdomTree International Dividend ex-Financials Fund	0.58%
WisdomTree International LargeCap Dividend Fund	0.48%
WisdomTree International MidCap Dividend Fund	0.58%
WisdomTree International SmallCap Dividend Fund	0.58%
WisdomTree Europe SmallCap Dividend Fund	0.58%
WisdomTree Global Equity Income Fund	0.58%
WisdomTree Japan Hedged Equity Fund	0.48%
WisdomTree Japan SmallCap Dividend Fund	0.58%
WisdomTree Global ex-U.S. Growth Fund (formerly, WisdomTree World ex-U.S. Growth Fund)	0.58%
WisdomTree Asia Pacific ex-Japan Fund (formerly, WisdomTree Pacific ex-Japan Total Dividend Fund)	0.48%
WisdomTree Australia Dividend Fund (formerly, WisdomTree Pacific ex-Japan Equity Income Fund)	0.58%
WisdomTree Emerging Markets Equity Income Fund	0.63%
WisdomTree Emerging Markets SmallCap Dividend Fund	0.63%
WisdomTree Middle East Dividend Fund	0.68%
WisdomTree India Earnings Fund	0.68%
WisdomTree Commodity Country Equity Fund (formerly, WisdomTree International Basic Materials Sector Fund)	0.58%
WisdomTree Global Natural Resources Fund (formerly, WisdomTree International Energy Sector Fund)	0.58%
WisdomTree Global ex-U.S. Utilities Fund (formerly, WisdomTree International Utilities Sector Fund)	0.58%
WisdomTree Global ex-U.S. Real Estate Fund (formerly, WisdomTree International Real Estate Fund)	0.58%

Under the Investment Advisory Agreement for each Fund (other than the WisdomTree International Hedged Equity Fund, WisdomTree Middle East Dividend Fund, and WisdomTree India Earnings Fund), the Adviser agrees to pay all expenses of each Fund, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer (“CCO”), interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, the Adviser arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. The Adviser receives a fee of up to 0.0044% of each Fund’s assets for providing such services and paying such expenses. WisdomTree Asset Management provides CCO services to the Trust.

*	“WisdomTree” is a registered mark of WisdomTree Investments and has been licensed for use by the Trust. WisdomTree Investments has patent applications pending on the methodology and operation of its Indexes and the Funds.

96	WisdomTree Trust Prospectus

For the WisdomTree International Hedged Equity Fund, WisdomTree Middle East Dividend Fund and WisdomTree India Earnings Fund, the Adviser is responsible for paying only the sub-advisory fees. All other expenses are paid by each Fund. However, through July 31, 2012, the Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, brokerage commissions, transaction fees, and extraordinary expenses) from exceeding the average daily net assets of each Fund as follows:

Name of Fund	Total Expenses
WisdomTree International Hedged Equity Fund	0.58%
WisdomTree Middle East Dividend Fund	0.88%
WisdomTree India Earnings Fund	0.88%

The Adviser is a registered investment adviser with offices located at 380 Madison Avenue, 21st Floor, New York, NY 10017, and is a leader in ETF management.

The basis for the Board of Trustees’ approval of the Investment Advisory Agreements is available in the Trust’s Annual Report to Shareholders dated March 31, 2011, which covers the period from April 1, 2010 to March 31, 2011.

Sub-Adviser

As sub-adviser, Mellon Capital Management Corporation (“Mellon Capital”) is responsible for the day-to-day management of the Funds. Mellon Capital, a registered investment adviser, is a leading innovator in the investment industry and manages global quantitative-based investment strategies for institutional and private investors. Its principal office is located at 50 Fremont Street, San Francisco, CA 94105. As of June 30, 2011, Mellon Capital had assets under management totaling approximately $234 billion. Mellon Capital is a wholly-owned indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded financial holding company. Mellon Capital chooses each Fund’s portfolio investments and places orders to buy and sell the portfolio investments. WisdomTree Asset Management pays Mellon Capital for providing sub-advisory services to the Funds as follows:

■	7.5 basis points (0.075%) of the first $1 billion in combined daily net assets of all Global Equity ETFs;

■	5 basis points (0.05%) of the next $1 billion in combined daily net assets of all Global Equity ETFs;

■	3 basis points (0.03%) of the next $3 billion in combined daily net assets of all Global Equity ETFs; and

■	2 basis points (0.02%) of the combined daily net assets of all Global Equity ETFs in excess of $5 billion.

The basis for the Board of Trustees’ approval of the Investment Sub-Advisory Agreements is available in the Trust’s Annual Report to Shareholders dated March 31, 2011.

Portfolio Managers

Each Fund is managed by Mellon Capital’s Equity Index Strategies Portfolio management team. The individual members of the team responsible for the day-to-day management of the Funds’ portfolios are described below.

Ms. Karen Q. Wong, CFA, a Managing Director, Equity Index Strategies, West Coast, has been with Mellon Capital since June 2000. Ms. Wong heads a team of portfolio managers covering domestic and international passive equity funds. She is also responsible for the refinement and implementation of the equity portfolio management process. She graduated with a B.A. from San Francisco State University, and obtained an M.B.A. from San Francisco State University.

Mr. Richard A. Brown, CFA, a Director, Equity Portfolio Management, has been with Mellon Capital since August 1995. Mr. Brown heads a team of portfolio managers covering domestic and international passive equity funds. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Brown obtained an M.B.A. from California State University at Hayward.

Mr. Thomas J. Durante, CFA, a Director, Senior Portfolio Manager, Equity, has been with Mellon Capital since January 2000. Mr. Durante heads a team of portfolio managers covering domestic and international indexed portfolios. He is also responsible for the refinement and implementation of the equity portfolio management process. Mr. Durante graduated with a B.A. from Fairfield University.

The Trust’s SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

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Additional Information on Buying and Selling Shares

Most investors will buy and sell shares of the Funds through brokers. Shares of the Funds trade on the Listing Exchange and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. When buying or selling shares through a broker most investors will incur customary brokerage commissions and charges. Shares of the Funds trade under the trading symbols listed on the cover of this Prospectus and in each Fund’s Summary section.

Share Trading Prices

Transactions in Fund shares will be priced at NAV only if you purchase or redeem shares directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price you pay or receive when you buy or sell your shares in the secondary market may be more or less than the NAV of such shares.

The approximate value of shares of each Fund is disseminated every fifteen seconds throughout the trading day by the Listing Exchange or by other information providers. This approximate value should not be viewed as a “real-time” update of the NAV because the approximate value may not be calculated in the same manner as the NAV, which is computed once per day. The approximate value generally is determined by using current market quotations, price quotations obtained from broker-dealers that may trade in the portfolio securities and instruments held by the Funds and/or amortized cost for securities with remaining maturities of 60 days or less. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

The NAV of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time (the “NAV Calculation Time”). NAV is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating its NAV, the Fund generally values its assets on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service or brokers who make markets in such instruments. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Fair value pricing is used by the Fund when reliable market valuations are not readily available or are not deemed to reflect current market values. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s next NAV calculation time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Dividends and Distributions

Each Fund intends to pay out dividends, if any, to investors at least annually. Each Fund intends to distribute its net realized capital gains, if any, to investors annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book-entry or “street name” form. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information.

98	WisdomTree Trust Prospectus

Delivery of Shareholder Documents – Householding

Householding is an option available to certain investors of the Funds. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Funds is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Frequent Purchases and Redemptions of Fund Shares

The Funds have adopted policies and procedures with respect to frequent purchases and redemptions of Creation Units of Fund shares. Since the Funds are ETFs, only a few institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly with the Funds. Because purchase and redemption transactions with Authorized Participants are an essential part of the ETF process and help keep ETF trading prices in line with NAV, each Fund accommodates frequent purchases and redemptions by Authorized Participants. Frequent purchases and redemptions for cash may increase index tracking error and portfolio transaction costs and may lead to realization of capital gains. Frequent in-kind creations and redemptions do not give rise to these concerns. Each Fund reserves the right to reject any purchase order at any time. Each Fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading and may reject purchase orders in such instances.

Investments by Registered Investment Companies

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the WisdomTree Trust, including that such investment companies enter into an agreement with the Funds.

Additional Tax Information

The following discussion is a summary of some important U.S. federal income tax considerations generally applicable to investments in the Funds. Your investment in a Fund may have other tax implications. Please consult your tax advisor about the tax consequences of an investment in Fund shares, including the possible application of foreign, state, and local tax laws.

Each Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are timely distributed to shareholders. However, a Fund’s failure to qualify as a regulated investment company would result (if certain relief provisions were not available) in fund-level taxation and consequently a reduction in income available for distribution to shareholders.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions,

■	You sell shares, and

■	You purchase or redeem Creation Units (for institutional investors only).

Taxes on Distributions

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains (if any) are determined by how long a Fund owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions of net capital gains (the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses) that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced – in general, to 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2013. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2013, distributions of investment income designated by a Fund as derived from “qualified dividend income” are taxed to individuals at rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and the Fund level.

Beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on their “net investment income,” which includes interest, dividends, and capital gains (including capital gains realized on the sale or exchange of Fund shares).

WisdomTree Trust Prospectus	99

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are taxable even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares).

Dividends, interest and gains received by a Fund with respect to foreign securities may be subject to withholding and other taxes imposed by foreign countries, which may reduce amounts available for distribution to you and returns to you from a Fund. Tax conventions between certain countries and the United States may, in some cases, reduce or eliminate such taxes. Because more than 50% of the total assets of each of the Funds consist of foreign stocks or securities, those Funds intend to “pass through” to you certain foreign income taxes (including withholding taxes) paid by those Funds. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction or a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, dividends (other than Capital Gain Dividends) paid to you by the Funds will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies. In addition, beginning in 2013, a 30% U.S. withholding tax will be imposed on dividends and proceeds of sales paid to foreign shareholders if certain disclosure requirements are not satisfied.

The Funds (or financial intermediaries, such as brokers, through which a shareholder owns Fund shares) generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Taxes on Sales of Fund Shares

Any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as a short-term gain or loss, except that any capital loss on a sale of shares held for six months or less is treated as a long-term capital loss to the extent that capital gain dividends were paid with respect to such shares. The ability to deduct capital losses may be limited.

Taxes on Creation and Redemption of Creation Units

An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered and the cash component paid. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities and the amount of cash received for such Creation Units. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities for Creation Units should consult a tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Fund shares (or securities surrendered) have been held for more than one year, and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Taxes on the WisdomTree India Earnings Fund

The WisdomTree India Earnings Fund operates through the WisdomTree India Investment Portfolio, Inc., a wholly-owned subsidiary in the Republic of Mauritius. This allows the Fund to benefit from favorable tax treatment by the Indian government pursuant to a tax treaty (“Treaty”) between India and Mauritius. The Portfolio is advised by WisdomTree Asset Management and is sub-advised by Mellon Capital. The Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the Treaty’s applicability to entities such as WisdomTree India Earnings Fund. No assurance can be given that the terms of the Treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this Treaty or in its applicability to WisdomTree India Earnings Fund could result in the imposition of withholding and other taxes on the Fund by tax authorities in India. This would reduce the return to the Fund on its investments and the return received by WisdomTree India Earnings Fund shareholders.

100	WisdomTree Trust Prospectus

Distribution

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds. The Distributor’s principal address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Premium/Discount Information

Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.wisdomtree.com.

Additional Notices

Shares of the Trust are not sponsored, endorsed, or promoted by the Listing Exchange. The Listing Exchange makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of any Index or the ability of any Index identified herein to track stock market performance. The Listing Exchange is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing, or trading of the shares of the Fund.

The Listing Exchange does not guarantee the accuracy and/or the completeness of any Index or any data included therein. The Listing Exchange makes no warranty, express or implied, as to results to be obtained by the WisdomTree Trust on behalf of its Funds, owners of the shares, or any other person or entity from the use of the subject Indexes or any data included therein. The Listing Exchange makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Index or any data included therein. Without limiting any of the foregoing, in no event shall the Listing Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

WisdomTree Investments, WisdomTree Asset Management and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indexes to track general stock market performance. WisdomTree Investments is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree Investments has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the Indexes. WisdomTree Investments is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. The Funds, WisdomTree Investments and WisdomTree Asset Management do not guarantee the accuracy, completeness, or performance of any Index or the data included therein and shall have no liability in connection with any Index or Index calculation. WisdomTree Investments has contracted with Standard & Poor’s (“S&P”) to maintain and calculate certain Indexes used by the Funds. S&P shall have no liability for any errors or omissions in calculating any Index.

Cumulative Return Information

The following table shows the cumulative (not annual) total returns of each Fund’s shares, based on the shares’ NAV and market price, and of each Fund’s target index.

Cumulative Total Returns as of the Most Recent Fiscal Year Ended March 31, 2011

Global Equity ETFs	1 Year	Since Inception
WisdomTree DEFA Fund
Return Based on NAV	11.33%	15.56%
Return Based on Market Price	11.52%	15.86%
MSCI EAFE Index	10.42%	11.33%
WisdomTree DEFA Equity Income Fund
Return Based on NAV	9.74%	8.91%
Return Based on Market Price	10.79%	8.88%
MSCI EAFE Value Index	8.21%	5.58%

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Global Equity ETFs	1 Year	Since Inception
WisdomTree International Hedged Equity Fund
Return Based on NAV	3.27%	5.31%
Return Based on Market Price	3.50%	6.02%
MSCI EAFE Local Currency Index	1.49%	5.85%
WisdomTree International Dividend ex-Financials Fund
Return Based on NAV	14.93%	19.04%
Return Based on Market Price	15.72%	18.37%
MSCI EAFE Value Index	8.21%	5.58%
WisdomTree International LargeCap Dividend Fund
Return Based on NAV	9.21%	13.15%
Return Based on Market Price	9.46%	12.23%
MSCI EAFE Index	10.42%	11.33%
WisdomTree International MidCap Dividend Fund
Return Based on NAV	14.38%	26.46%
Return Based on Market Price	15.01%	25.34%
MSCI EAFE Mid Cap Index	15.41%	12.94%
WisdomTree International SmallCap Dividend Fund
Return Based on NAV	16.64%	22.94%
Return Based on Market Price	16.37%	21.92%
MSCI EAFE Small Cap Index	19.94%	19.92%
WisdomTree Europe SmallCap Dividend Fund
Return Based on NAV	21.86%	14.86%
Return Based on Market Price	22.65%	13.58%
MSCI Europe Small Cap Index	23.75%	30.85%
WisdomTree Global Equity Income Fund
Return Based on NAV	13.12%	11.16%
Return Based on Market Price	13.75%	11.11%
MSCI Europe Value/MSCI AC World Spliced Index[1]	14.08%	9.16%
WisdomTree Japan Hedged Equity Fund
Return Based on NAV	(11.25)%	(22.09)%
Return Based on Market Price	(11.74)%	(21.99)%
MSCI Japan Index	(10.52)%	(24.06)%
WisdomTree Japan SmallCap Dividend Fund
Return Based on NAV	6.02%	(9.07)%
Return Based on Market Price	5.38%	(8.13)%
MSCI Japan Small Cap Index	8.84%	(13.83)%
WisdomTree Global ex-U.S. Growth Fund (formerly, WisdomTree World ex-U.S. Growth Fund)
Return Based on NAV	13.67%	23.11%
Return Based on Market Price	14.70%	24.61%
MSCI Japan Value/MSCI AC World ex-USA Growth Spliced Index[2]	14.73%	28.91%
WisdomTree Asia Pacific ex-Japan Fund (formerly, WisdomTree Pacific ex-Japan Total Dividend Fund)
Return Based on NAV	15.33%	70.71%
Return Based on Market Price	15.98%	71.26%
MSCI Pacific ex-Japan Index	16.53%	67.85%
[1]	Spliced Cap-Weighted Index – MSCI Europe Value Index through June 19, 2009, MSCI AC World Index thereafter.
[2]	Spliced Cap-Weighted Index – MSCI Japan Value Index through June 19, 2009, MSCI AC World ex-USA Growth Index thereafter.

102	WisdomTree Trust Prospectus

Global Equity ETFs	1 Year	Since Inception
WisdomTree Australia Dividend Fund (formerly, WisdomTree Pacific ex-Japan Equity Income Fund)
Return Based on NAV	14.03%	68.33%
Return Based on Market Price	15.16%	68.23%
MSCI Pacific ex-Japan Value Index	16.63%	57.96%
WisdomTree Emerging Markets Equity Income Fund
Return Based on NAV	20.75%	37.81%
Return Based on Market Price	21.37%	35.17%
MSCI Emerging Markets Index	18.46%	10.69%
WisdomTree Emerging Markets SmallCap Dividend Fund
Return Based on NAV	23.38%	16.20%
Return Based on Market Price	23.43%	16.77%
MSCI Emerging Markets SmallCap Index	17.74%	2.51%
WisdomTree Middle East Dividend Fund
Return Based on NAV	7.95%	(27.98)%
Return Based on Market Price	7.35%	(27.54)%
MSCI Arabian Markets ex-Saudi Arabia Index	0.26%	(39.11)%
WisdomTree India Earnings Fund
Return Based on NAV	7.59%	1.42%
Return Based on Market Price	6.88%	0.34%
MSCI India Index	9.46%	0.20%
WisdomTree Commodity Country Equity Fund (formerly, WisdomTree International Basic Materials Sector Fund)
Return Based on NAV	17.31%	46.65%
Return Based on Market Price	18.56%	46.00%
S&P Developed ex-U.S. BMI Materials Sector Index	25.00%	10.53%*
WisdomTree Global Natural Resources Fund (formerly, WisdomTree International Energy Sector Fund)
Return Based on NAV	24.74%	37.90%
Return Based on Market Price	25.91%	37.06%
S&P Developed ex-U.S. BMI Energy Sector Index	21.03%	12.82%*
WisdomTree Global ex-US Utilities Fund (formerly, WisdomTree International Utilities Sector Fund)
Return Based on NAV	4.27%	1.18%
Return Based on Market Price	4.43%	0.50%
S&P Developed ex-U.S. BMI Utilities Sector Index	0.75%	(22.15)%*
WisdomTree Global ex-US Real Estate Fund (formerly, WisdomTree International Real Estate Fund)
Return Based on NAV	18.81%	(26.64)%
Return Based on Market Price	19.72%	(27.09)%
Dow Jones Global ex-U.S. Select Real Estate Securities Index	21.14%	(30.69)%

Note: The prior day’s closing NAV and closing market price for each Fund’s shares is available at www.wisdomtree.com.

*	The inception date of the S&P Developed ex-U.S. BMI Sector Index is 4/1/08. Accordingly, “Since Inception” data for this index is 4/1/08 rather than the inception date of the respective WisdomTree Fund.

WisdomTree Trust Prospectus	103

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance since inception. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request.

104	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$46.13	$32.00	$63.02	$64.15	$49.94
Investment operations:
Net investment income[1]	1.58	2.00	1.89	1.70	0.86
Net realized and unrealized gain (loss)	3.39	14.24	(31.04)	(1.92)	13.58
Total from investment operations	4.97	16.24	(29.15)	(0.22)	14.44
Dividends and distributions to shareholders:
Net investment income	(1.59)	(2.11)	(1.87)	(0.91)	(0.21)
Capital gains	—	—	—	(0.00)[2]	(0.02)
Total dividends and distributions to shareholders	(1.59)	(2.11)	(1.87)	(0.91)	(0.23)
Net asset value, end of period	$49.51	$46.13	$32.00	$63.02	$64.15

TOTAL RETURN[3]	11.33%	51.43%	(46.61)%	(0.44)%	28.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$457,997	$435,906	$302,385	$425,386	$128,303
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.19%**	0.48%	0.48%	0.48%[5]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.51%[5]
Net investment income	3.50%	4.63%	4.01%	2.54%	1.97%[5]
Portfolio turnover rate[6]	30%	97%	30%	10%	11%

WisdomTree DEFA Equity Income Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$41.85	$28.43	$60.10	$63.62	$49.77
Investment operations:
Net investment income[1]	1.75	1.56	2.45	2.20	1.19
Net realized and unrealized gain (loss)	2.01	13.44	(31.09)	(3.78)	12.94
Total from investment operations	3.76	15.00	(28.64)	(1.58)	14.13
Dividends to shareholders:
Net investment income	(1.79)	(1.58)	(3.03)	(1.94)	(0.28)
Total dividends to shareholders	(1.79)	(1.58)	(3.03)	(1.94)	(0.28)
Net asset value, end of period	$43.82	$41.85	$28.43	$60.10	$63.62

TOTAL RETURN[3]	9.74%	53.57%	(48.27)%	(2.72)%	28.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$131,454	$142,297	$88,123	$240,408	$184,498
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.61%[5]
Net investment income	4.39%	3.91%	5.27%	3.32%	2.71%[5]
Portfolio turnover rate[6]	34%	36%	40%	16%	19%

*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	105

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Equity Income Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$40.99	$26.84	$58.90	$63.15	$49.83
Investment operations:
Net investment income[2]	1.52	2.07	2.32	2.16	1.09
Net realized and unrealized gain (loss)	3.63	14.28	(31.66)	(4.38)	12.55
Total from investment operations	5.15	16.35	(29.34)	(2.22)	13.64
Dividends and distributions to shareholders:
Net investment income	(1.48)	(2.20)	(2.72)	(2.03)	(0.32)
Capital gains	—	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(1.48)	(2.20)	(2.72)	(2.03)	(0.32)
Net asset value, end of period	$44.66	$40.99	$26.84	$58.90	$63.15

TOTAL RETURN[4]	13.12%	62.13%	(50.56)%	(3.76)%	27.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$78,147	$43,042	$18,787	$47,122	$50,520
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.26%**	0.58%	0.58%	0.58%[6]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.65%[6]
Net investment income	3.74%	5.49%	5.16%	3.32%	2.44%[6]
Portfolio turnover rate[7]	35%	94%	47%	21%	24%

WisdomTree Europe SmallCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$37.62	$22.44	$58.47	$70.15	$50.42
Investment operations:
Net investment income[2]	1.09	0.99	2.50	2.32	1.31
Net realized and unrealized gain (loss)	6.85	15.37	(35.53)	(9.78)	18.89
Total from investment operations	7.94	16.36	(33.03)	(7.46)	20.20
Dividends to shareholders:
Net investment income	(1.12)	(1.18)	(3.00)	(4.22)	(0.47)
Total dividends to shareholders	(1.12)	(1.18)	(3.00)	(4.22)	(0.47)
Net asset value, end of period	$44.44	$37.62	$22.44	$58.47	$70.15

TOTAL RETURN[4]	21.86%	74.18%	(56.75)%	(10.72)%	40.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$28,889	$30,095	$13,467	$46,778	$147,316
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[6]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.62%[6]
Net investment income	2.81%	2.92%	6.03%	3.33%	2.99%[6]
Portfolio turnover rate[7]	60%	55%	63%	22%	47%

*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds.”

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Annualized.

[7]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

106	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.12	$32.02	$48.34	$57.00	$50.32
Investment operations:
Net investment income[1]	1.79	0.73	0.57	0.64	0.56
Net realized and unrealized gain (loss)	(6.52)	9.89	(16.09)	(8.82)	6.33
Total from investment operations	(4.73)	10.62	(15.52)	(8.18)	6.89
Dividends to shareholders:
Net investment income	(0.45)	(0.52)	(0.80)	(0.48)	(0.21)
Total dividends to shareholders	(0.45)	(0.52)	(0.80)	(0.48)	(0.21)
Net asset value, end of period	$36.94	$42.12	$32.02	$48.34	$57.00

TOTAL RETURN[2]	(11.25)%	33.33%	(32.36)%	(14.39)%	13.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$494,981	$54,751	$19,212	$29,004	$51,301
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	5.40%	1.72%	1.38%	1.17%	1.40%[3]
Portfolio turnover rate[5]	28%	13%	11%	1%	6%

WisdomTree Global ex-U.S. Growth Fund (formerly, WisdomTree World ex-U.S. Growth Fund)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[6]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$49.61	$35.41	$49.59	$59.42	$50.14
Investment operations:
Net investment income[1]	1.41	1.11	0.75	0.65	1.18
Net realized and unrealized gain (loss)	5.22	14.94	(13.89)	(9.50)	8.44
Total from investment operations	6.63	16.05	(13.14)	(8.85)	9.62
Dividends to shareholders:
Net investment income	(1.30)	(1.85)	(1.04)	(0.98)	(0.34)
Total dividends to shareholders	(1.30)	(1.85)	(1.04)	(0.98)	(0.34)
Net asset value, end of period	$54.94	$49.61	$35.41	$49.59	$59.42

TOTAL RETURN[2]	13.67%	46.04%	(26.84)%	(14.96)%	19.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,446	$24,805	$21,245	$29,754	$95,069
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.57%[6]	0.58%[6]	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.64%[3]
Net investment income	2.80%	2.54%	1.70%	1.18%	3.00%[3]
Portfolio turnover rate[5]	68%	121%	47%	1%	6%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that were paid indirectly by the Fund . The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

WisdomTree Trust Prospectus	107

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$41.54	$31.47	$44.29	$52.33	$50.69
Investment operations:
Net investment income[1]	0.99	0.79	0.64	0.69	0.95
Net realized and unrealized gain (loss)	1.47	9.96	(12.97)	(8.12)	0.74
Total from investment operations	2.46	10.75	(12.33)	(7.43)	1.69
Dividends to shareholders:
Net investment income	(0.75)	(0.68)	(0.49)	(0.61)	(0.05)
Total dividends to shareholders	(0.75)	(0.68)	(0.49)	(0.61)	(0.05)
Net asset value, end of period	$43.25	$41.54	$31.47	$44.29	$52.33

TOTAL RETURN[2]	6.02%	34.37%	(27.98)%	(14.23)%	3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$235,685	$157,850	$66,078	$75,300	$99,419
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.64%[3]
Net investment income	2.51%	2.09%	1.68%	1.44%	2.75%[3]
Portfolio turnover rate[5]	39%	45%	16%	3%	25%

WisdomTree Asia Pacific ex-Japan Fund (formerly, WisdomTree Pacific ex-Japan Total Dividend Fund)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$61.40	$37.09	$73.00	$67.57	$49.71
Investment operations:
Net investment income[1]	2.51	1.79	2.86	2.69	1.40
Net realized and unrealized gain (loss)	6.59	24.23	(34.08)	4.61	16.85
Total from investment operations	9.10	26.02	(31.22)	7.30	18.25
Dividends to shareholders:
Net investment income	(2.51)	(1.71)	(4.69)	(1.87)	(0.39)
Total dividends to shareholders	(2.51)	(1.71)	(4.69)	(1.87)	(0.39)
Net asset value, end of period	$67.99	$61.40	$37.09	$73.00	$67.57

TOTAL RETURN[2]	15.33%	70.97%	(42.77)%	(10.58)%	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$88,388	$89,033	$37,086	$146,008	$74,329
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.54%[3]
Net investment income	4.05%	3.11%	4.76%	3.42%	3.31%[3]
Portfolio turnover rate[5]	27%	18%	31%	12%	21%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

108	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia Dividend Fund (formerly, WisdomTree Pacific ex-Japan Equity Income Fund)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$57.24	$30.80	$63.30	$67.08	$49.02
Investment operations:
Net investment income[1]	2.99	2.23	3.00	3.24	2.18
Net realized and unrealized gain (loss)	4.62	26.27	(31.22)	(3.40)	16.40
Total from investment operations	7.61	28.50	(28.22)	(0.16)	18.58
Dividends and distributions to shareholders:
Net investment income	(3.21)	(2.06)	(4.28)	(3.48)	(0.52)
Capitals gains	—	—	—	(0.14)	—
Total dividends and distributions to shareholders	(3.21)	(2.06)	(4.28)	(3.62)	(0.52)
Net asset value, end of period	$61.64	$57.24	$30.80	$63.30	$67.08

TOTAL RETURN[2]	14.03%	93.79%	(44.42)%	(0.69)%	38.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$80,137	$117,339	$21,559	$56,966	$87,205
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.63%[3]
Net investment income	5.42%	4.25%	6.25%	4.42%	5.11%[3]
Portfolio turnover rate[5]	46%	25%	55%	16%	7%

WisdomTree International LargeCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$45.34	$31.57	$61.86	$62.55	$49.86
Investment operations:
Net investment income[1]	1.56	1.50	2.11	1.80	0.85
Net realized and unrealized gain (loss)	2.37	13.91	(29.98)	(1.11)	12.14
Total from investment operations	3.93	15.41	(27.87)	0.69	12.99
Dividends to shareholders:
Net investment income	(1.59)	(1.64)	(2.42)	(1.38)	(0.30)
Total dividends to shareholders	(1.59)	(1.64)	(2.42)	(1.38)	(0.30)
Net asset value, end of period	$47.68	$45.34	$31.57	$61.86	$62.55

TOTAL RETURN[2]	9.21%	49.56%	(45.57)%	0.93%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$164,489	$149,624	$78,928	$154,658	$87,569
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.48%[3]
Expenses, prior to expense reimbursements/waivers	0.48%	0.48%	0.48%	0.48%	0.52%[3]
Net investment income	3.56%	3.54%	4.38%	2.69%	1.99%[3]
Portfolio turnover rate[5]	22%	26%	30%	15%	8%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	109

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Dividend ex-Financials Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010[1]	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$42.69	$28.46	$64.01	$66.37	$49.77
Investment operations:
Net investment income[2]	1.83	1.50	2.93	2.29	1.03
Net realized and unrealized gain (loss)	4.21	14.24	(34.43)	(2.86)	15.80
Total from investment operations	6.04	15.74	(31.50)	(0.57)	16.83
Dividends and distributions to shareholders:
Net investment income	(1.88)	(1.51)	(4.05)	(1.79)	(0.22)
Capital gains	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.88)	(1.51)	(4.05)	(1.79)	(0.23)
Net asset value, end of period	$46.85	$42.69	$28.46	$64.01	$66.37

TOTAL RETURN[3]	14.93%	56.27%	(49.95)%	(1.05)%	33.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$149,929	$164,338	$105,305	$390,485	$278,743
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.60%[4]
Net investment income	4.30%	3.81%	5.90%	3.28%	2.30%[4]
Portfolio turnover rate[6]	52%	69%	55%	24%	8%

WisdomTree International MidCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$48.69	$31.55	$62.60	$67.56	$50.13
Investment operations:
Net investment income[2]	1.53	1.26	1.82	1.92	1.08
Net realized and unrealized gain (loss)	5.19	17.27	(30.64)	(4.95)	16.73
Total from investment operations	6.72	18.53	(28.82)	(3.03)	17.81
Dividends and distributions to shareholders:
Net investment income	(1.61)	(1.39)	(2.23)	(1.81)	(0.38)
Capital gains	—	—	—	(0.12)	—
Total dividends and distributions to shareholders	(1.61)	(1.39)	(2.23)	(1.93)	(0.38)
Net asset value, end of period	$53.80	$48.69	$31.55	$62.60	$67.56

TOTAL RETURN[3]	14.38%	59.59%	(46.43)%	(4.61)%	35.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$156,006	$146,069	$88,334	$219,104	$168,889
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.61%[4]
Net investment income	3.14%	2.88%	3.80%	2.76%	2.53%[4]
Portfolio turnover rate[6]	40%	49%	32%	18%	44%

*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

110	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International SmallCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006* through March 31, 2007
Net asset value, beginning of period	$46.98	$29.08	$61.11	$67.80	$50.35
Investment operations:
Net investment income[1]	1.43	1.20	1.91	1.86	1.43
Net realized and unrealized gain (loss)	6.14	17.91	(31.83)	(7.08)	16.28
Total from investment operations	7.57	19.11	(29.92)	(5.22)	17.71
Dividends and distributions to shareholders:
Net investment income	(1.40)	(1.21)	(2.11)	(1.41)	(0.26)
Capital gains	—	—	—	(0.06)	—
Total dividends and distributions to shareholders	(1.40)	(1.21)	(2.11)	(1.47)	(0.26)
Net asset value, end of period	$53.15	$46.98	$29.08	$61.11	$67.80

TOTAL RETURN[2]	16.64%	66.50%	(49.23)%	(7.79)%	35.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$475,703	$429,870	$244,307	$482,761	$298,315
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.60%[3]
Net investment income	2.99%	2.87%	4.31%	2.71%	3.33%[3]
Portfolio turnover rate[5]	55%	63%	43%	17%	39%

WisdomTree Emerging Markets Equity Income Fund		For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period July 13, 2007* through March 31, 2008
Net asset value, beginning of period		$52.02	$31.11	$51.82	$50.68
Investment operations:
Net investment income[1]		1.89	1.48	2.01	1.12
Net realized and unrealized gain (loss)		8.55	21.00	(20.76)	0.51
Total from investment operations		10.44	22.48	(18.75)	1.63
Dividends to shareholders:
Net investment income		(1.95)	(1.57)	(1.96)	(0.49)
Total dividends to shareholders		(1.95)	(1.57)	(1.96)	(0.49)
Net asset value, end of period		$60.51	$52.02	$31.11	$51.82

TOTAL RETURN[2]		20.75%	73.33%	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)		$1,325,257	$540,990	$177,355	$165,813
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers		0.63%	0.63%	0.63%	0.63%[3]
Expenses, prior to expense reimbursements/waivers		0.63%	0.63%	0.63%	0.63%[3]
Net investment income		3.47%	3.26%	4.96%	3.18%[3]
Portfolio turnover rate[5]		33%	44%	67%	3%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

WisdomTree Trust Prospectus	111

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period October 30, 2007* through March 31, 2008
Net asset value, beginning of period	$44.51	$24.62	$43.95	$51.50
Investment operations:
Net investment income[1]	1.32	1.02	1.56	0.37
Net realized and unrealized gain (loss)	8.86	20.00	(19.57)	(7.87)
Total from investment operations	10.18	21.02	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(1.39)	(1.13)	(1.32)	(0.05)
Total dividends to shareholders	(1.39)	(1.13)	(1.32)	(0.05)
Net asset value, end of period	$53.30	$44.51	$24.62	$43.95

TOTAL RETURN[2]	23.38%	86.26%	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$927,463	$342,754	$51,706	$52,742
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.63%[4]	0.63%[4]	0.63%	0.63%[3]
Expenses, prior to expense reimbursements/waivers	0.63%	0.63%	0.63%	0.63%[3]
Net investment income	2.68%	2.59%	4.98%	1.99%[3]
Portfolio turnover rate[6]	35%	38%	64%	6%

WisdomTree Middle East Dividend Fund	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Period July 16, 2008* through March 31, 2009
Net asset value, beginning of period	$15.64	$12.13	$24.59
Investment operations:
Net investment income[1]	0.68	0.53	0.32
Net realized and unrealized gain (loss)	0.49	3.68	(12.78)
Total from investment operations	1.17	4.21	(12.46)
Dividends to shareholders:
Net investment income	(0.50)	(0.70)	—
Total dividends to shareholders	(0.50)	(0.70)	—
Net asset value, end of period	$16.31	$15.64	$12.13

TOTAL RETURN[2]	7.95%	35.25%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,571	$12,515	$7,279
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements/waivers	2.17%	1.30%	1.49%[3]
Net investment income	4.33%	3.63%	2.86%[3]
Portfolio turnover rate[6]	50%	96%	26%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[3]	Annualized.

[4]

Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the India Earnings Fund that were paid indirectly by the Fund. The Fund invests a portion of its assets in the WisdomTree India Earnings Fund in order to achieve exposure to securities in India.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

112	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Hedged Equity Fund				For the Year Ended March 31, 2011	For the Period December 31, 2009* through March 31, 2010
Net asset value, beginning of period				$47.72	$46.92
Investment operations:
Net investment income[1]				1.43	0.29
Net realized and unrealized gain (loss)				(0.02)	0.64
Total from investment operations				1.41	0.93
Dividends and distributions to shareholders:
Net investment income				(1.52)	(0.13)
Capital gains				—	0.00	[2]
Total dividends and distributions to shareholders				(1.52)	(0.13)
Net asset value, end of period				$47.61	$47.72

TOTAL RETURN[3]				3.27%	1.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)				$21,425	$9,545
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers				0.58%	0.47	%**[4]
Expenses, prior to expense reimbursements/waivers				1.65%	0.58%[4]
Net investment income				3.11%	2.53%[4]
Portfolio turnover rate[6]				38%	79%

WisdomTree Commodity Country Equity Fund (formerly, WisdomTree International Basic Materials Sector Fund)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$28.90	$16.04	$35.96	$32.03	$25.46
Investment operations:
Net investment income[1]	0.53	0.47	0.65	0.61	0.25
Net realized and unrealized gain (loss)	4.33	12.80	(19.29)	3.58	6.32
Total from investment operations	4.86	13.27	(18.64)	4.19	6.57
Dividends and distributions to shareholders:
Net investment income	(0.55)	(0.41)	(1.28)	(0.26)	—
Capital gains	—	—	—	0.00 [2]	—
Total dividends and distributions to shareholders	(0.55)	(0.41)	(1.28)	(0.26)	—
Net asset value, end of period	$33.21	$28.90	$16.04	$35.96	$32.03

TOTAL RETURN[3]	17.31%	83.44%	(52.10)%	13.09%	25.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$43,172	$49,137	$22,460	$93,507	$6,406
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.88%[4]
Net investment income	1.86%	1.91%	2.21%	1.62%	1.89%[4]
Portfolio turnover rate[6]	35%	25%	53%	11%	0%[7]

*	Commencement of investment operations.

**	Reflects the Fund’s advisory fees, after waiver, and the fees and expenses of the underlying funds that were paid indirectly by the Fund during the period when the Fund operated as a “fund of funds”.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]	Amount represents less than 1%.

WisdomTree Trust Prospectus	113

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global Natural Resources Fund (formerly, WisdomTree International Energy Sector Fund)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$24.63	$18.61	$31.98	$28.55	$25.44
Investment operations:
Net investment income[1]	0.72	0.80	1.01	0.79	0.22
Net realized and unrealized gain (loss)	5.19	6.07	(12.84)	3.18	2.92
Total from investment operations	5.91	6.87	(11.83)	3.97	3.14
Dividends and distributions to shareholders:
Net investment income	(0.68)	(0.85)	(1.54)	(0.53)	(0.03)
Capital gains	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.68)	(0.85)	(1.54)	(0.54)	(0.03)
Net asset value, end of period	$29.86	$24.63	$18.61	$31.98	$28.55

TOTAL RETURN[3]	24.74%	37.29%	(37.05)%	13.84%	12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$49,273	$45,569	$22,332	$57,562	$22,840
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.69%[4]
Net investment income	2.90%	3.36%	3.49%	2.43%	1.82%[4]
Portfolio turnover rate[6]	32%	16%	38%	13%	1%

WisdomTree Global ex-U.S. Utilities Fund (formerly, WisdomTree International Utilities Sector Fund)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006* through March 31, 2007
Net asset value, beginning of period	$21.46	$17.78	$32.73	$29.71	$24.96
Investment operations:
Net investment income[1]	0.84	0.87	1.25	0.55	0.18
Net realized and unrealized gain (loss)	(0.06)	3.77	(14.74)	2.75	4.61
Total from investment operations	0.78	4.64	(13.49)	3.30	4.79
Dividends and distributions to shareholders:
Net investment income	(0.91)	(0.96)	(1.46)	(0.28)	(0.04)
Capital gains	—	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(0.91)	(0.96)	(1.46)	(0.28)	(0.04)
Net asset value, end of period	$21.33	$21.46	$17.78	$32.73	$29.71

TOTAL RETURN[3]	4.27%	26.42%	(42.00)%	11.05%	19.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$37,335	$49,348	$28,455	$78,561	$23,768
Ratio to average net assets[5] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%	0.68%[4]
Net investment income	4.22%	4.17%	4.53%	1.62%	1.38%[4]
Portfolio turnover rate[6]	19%	17%	50%	13%	1%

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

114	WisdomTree Trust Prospectus

Financial Highlights

WisdomTree Global Equity ETFs

March 31, 2011

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Real Estate Fund (formerly, WisdomTree International Real Estate Fund)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period June 5, 2007* through March 31, 2008
Net asset value, beginning of period	$26.75	$16.92	$41.84	$51.89
Investment operations:
Net investment income[1]	0.96	0.96	1.35	1.22
Net realized and unrealized gain (loss)	3.83	11.39	(25.46)	(9.32)
Total from investment operations	4.79	12.35	(24.11)	(8.10)
Dividends to shareholders:
Net investment income	(2.68)	(2.52)	(0.81)	(1.95)
Total dividends to shareholders	(2.68)	(2.52)	(0.81)	(1.95)
Net asset value, end of period	$28.86	$26.75	$16.92	$41.84

TOTAL RETURN[2]	18.81%	74.20%	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$122,670	$84,276	$40,619	$112,962
Ratio to average net assets[4] of:
Expenses, net of expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Expenses, prior to expense reimbursements/waivers	0.58%	0.58%	0.58%	0.58%[3]
Net investment income	3.48%	3.76%	4.55%	3.17%[3]
Portfolio turnover rate[5]	18%	19%	35%	15%

WisdomTree India Earnings Fund (consolidated)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Period February 22, 2008* through March 31, 2008
Net asset value, beginning of period	$23.25	$10.99	$22.57	$24.94
Investment operations:
Net investment income (loss)[1]	0.09	0.04	0.12	(0.01)
Net realized and unrealized gain (loss)	1.67	12.27	(11.60)	(2.36)
Total from investment operations	1.76	12.31	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.14)	(0.05)	(0.10)	—
Total dividends to shareholders	(0.14)	(0.05)	(0.10)	—
Net asset value, end of period	$24.87	$23.25	$10.99	$22.57

TOTAL RETURN[2]	7.59%	112.11%	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,487,089	$841,533	$169,195	$162,540
Ratios to average net assets of:
Expenses, net of expense reimbursements	0.88%	0.88%	0.88%	0.88%[3]
Expenses, prior to expense reimbursements	0.88%	0.88%	0.92%	2.10%[3]
Net investment income (loss)	0.36%	0.19%	0.77%	(0.41)%[3]
Portfolio turnover rate[5]	38%	33%	42%	0%[6]

*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of the affiliated funds in which the Fund invests.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than 1%.

WisdomTree Trust Prospectus	115

WisdomTree Trust

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The Trust’s current SAI provides additional detailed information about the Funds. The Trust has electronically filed the SAI with the SEC. It is incorporated by reference in this Prospectus.

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year.

To make shareholder inquiries, for more detailed information on the Funds, or to request the SAI or annual or semi-annual shareholder reports free of charge, please:

Call:	1-866-909-9473 Monday through Friday 8:00 a.m. – 8:00 p.m. (Eastern time)	Write:	WisdomTree Trust c/o ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203

Visit:	www.wisdomtree.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep this Prospectus for future reference.

©2011 WisdomTree Trust

WisdomTree Funds are distributed by

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, Colorado 80203

WisdomTree® is a registered mark of WisdomTree

Investments, Inc.

INVESTMENT COMPANY ACT FILE NO. 811-21864

WIS-PR-012-0312